Cover	Sep. 30, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2024
Entity File Number	000-1420924
Entity Registrant Name	Scepter Holdings, Inc. NV
Entity Central Index Key	0001420924
Entity Tax Identification Number	01-0884561
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5490 S. Rainbow Blvd
Entity Address, Address Line Two	,
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89118
City Area Code	(775)
Local Phone Number	375-1500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false